LONG-TERM INVESTMENT (Details)	12 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Jul. 31, 2017 CNY (¥)
Schedule of Equity Method Investments [Line Items]
Cost of equity method investment	$ 510,994	$ 485,059
Profit from equity method investment	188,605	112,538
Dividend Distribution received	(60,133)	(57,080)
Total long-term investment	$ 639,466	$ 540,517
Funong | Gansu QLS
Schedule of Equity Method Investments [Line Items]
Cost of equity method investment | ¥			¥ 3,300,000